ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	$ 119,155	$ 131,992	$ 175,679	$ 57,650	$ 56,542
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	61,505	61,505
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	28,485	44,052	51,454	18,584	18,746
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	9,901	9,901
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	1,089	1,633	995	971	1,130
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	118	118
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	13,960	11,874	21,736	2,381	3,413
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	11,579	11,579
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	47,697	53,420	76,795	23,579	21,048
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	24,118	24,118
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	10,789	6,225	8,560	5,299	4,964
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	5,490	5,490
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	13,217	9,643	11,869	4,787	5,348
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	8,430	8,430
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	1,193	1,097	1,215	392	362
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	801	801
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	2,725	4,048	$ 3,055	$ 1,657	$ 1,531
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 1,068	$ 1,068